Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Product Information [Line Items]
Commissions	¥ 364,095	¥ 279,857	¥ 332,344
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	242,687	190,778	236,353
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	56,241	30,268	43,695
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 65,167	¥ 58,811	¥ 52,296